Other Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other financial liabilities at fair value through profit or loss [abstract]
Net gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	£ 84	£ (29)	£ 6
Accumulated gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	77	(7)
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	£ 128	£ 4